SUBSEQUENT EVENT	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Mar. 31, 2022
SUBSEQUENT EVENT

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based on the review as further disclosed in the footnotes and except as disclosed below, management did not any subsequent event requiring disclosure in the financial statements.

On January 20, 2023, the Company issued unsecured promissory note in the aggregate principal amount of $575,000 to the Sponsor in exchange for its depositing such amount into the Company’s trust account in order to extend the amount of time it has available to complete a business combination from January 22, 2023 to April 22, 2023. Pursuant to the terms of the Agreement, the target paid one-half of the extension fee while the Company paid the other half.

On January 20, 2023, the Company deposited $1,150,000 into the Trust Account (representing $0.10 per each share of redeemable common stock) to extend the time to complete the Business Combination by three months until April 22, 2023.

On February 5, 2023, the Company issued an unsecured promissory note in the aggregate principal amount of $250,000 to the Sponsor. The note does not bear interest and matures upon the closing of a business combination by the Company.

Naturalshrimp Incorporated [Member]
SUBSEQUENT EVENT

NOTE 11 – SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statement was issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.

After the period end, there were three purchases of a total of 14,880,460 shares of common stock for a net amount of $878,365, with share price ranging from $0.060 to $0.065.

On January 20, 2023, the Company entered into a secured promissory note (“January 2023 Note”) with an investor (the “Investor”). The January 2023 Note is in the aggregate principal amount of $631,968. The January 23 Note has an interest rate of 10% per annum, with a maturity date nine months from the issuance date of the January 23 Note. The January 23 Note carried an original issue discount totaling $56,868, whereby the purchase price is $575,100. All payments made by the Company under the terms in the January 23 Note, including upon repayment of the January 23 Note at maturity, shall be subject to an exit fee of 15% of the portion of the Outstanding Balance being paid (the “Exit Fee”).

NOTE 18 — SUBSEQUENT EVENTS

On May 17, 2022, 400 shares of Series E Preferred Stock were converted into 1,523,810 shares of common stock.

On April 25, 2022, the Company received $1,500,000 to close the escrow account outstanding as of March 31, 2022, in relation to the proceeds from the December 15, 2022 convertible debenture.